Other current and non-current non-financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other non-financial assets [Abstract]
Disclosure of detailed information about other current and non-current non-financial assets [Text Block]
As of December 31, 2019, and December 31, 2018, the detail of other current and non-current assets is as follows:

Other non-financial assets, current	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Domestic value added tax	17,807	20,209
Foreign value added tax	8,566	7,211
Prepaid mining property	1,244	1,329
Prepaid insurance	7,135	1,763
Other prepayments	1,423	1,774
Refund of value added tax to exporters	10,560	12,545
Other taxes	3,213	2,800
Other assets	604	341
Total	50,552	47,972

Other non-financial assets, non-current	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Stain development expenses and prospecting expenses (1)	18,654	26,189
Guarantee deposits	551	712
Other assets	524	638
Total	19,729	27,539

1)

Reconciliation of changes in assets for exploration and mineral resource evaluation, by type.

Disclosure of reconciliation of changes in assets for exploration and mineral resource evaluation [Text Block]
Movements in assets relating to the exploration and evaluation of mineral resources as of December 31, 2019, 2018 and 2017:

Reconciliation	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$
Opening balance	26,189	17,721	23,008
Change in assets for exploration and evaluation of mineral resources
Additions	-	11,298	-
Short-term reclassifications	(1,311)	1,987	595
Increase (decrease) due to transfers and other charges	(6,224)	(4,817)	(5,882)
Total changes	(7,535)	8,468	(5,287)
Final balance	18,654	26,189	17,721